Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel operating expenses (note 12a)	$ (117,658)	$ (101,539)	$ (87,890)
Increase in general administrative expenses	$ 28,512	18,141	19,199
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel operating expenses (note 12a)		1,600	700
Increase in general administrative expenses		$ 1,600	$ 700